T. ROWE PRICE DYNAMIC CREDIT FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
AUSTRIA 0.1%
Common Stocks 0.1%
BAWAG Group	819	23
Total Austria (Cost $34)		23
BRAZIL 1.4%
Common Stocks 0.4%
StoneCo, Class A (USD) (1)	3,000	65
XP, Class A (USD) (1)	4,053	78
		143
Corporate Bonds 1.0%
Centrais Eletricas Brasileiras, 3.625%, 2/4/25 (USD) (2)	350,000	312
		312
Total Brazil (Cost $504)		455
CANADA 1.5%
Corporate Bonds 1.5%
Hudbay Minerals, 7.25%, 1/15/23 (USD) (2)	525,000	467
Total Canada (Cost $534)		467
CHILE 0.3%
Corporate Bonds 0.3%
Liberty Latin America, 2.00%, 7/15/24 (USD) (2)	130,000	103
Total Chile (Cost $124)		103
CHINA 5.6%
Corporate Bonds 5.6%
China Evergrande Group, 6.25%, 6/28/21 (USD)	260,000	226
Kaisa Group Holdings, 6.75%, 2/18/21 (USD)	200,000	188
Times China Holdings, 6.75%, 7/16/23 (USD)	400,000	363

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Yanlord Land HK, 6.80%, 2/27/24 (USD)	400,000	359
Yuzhou Properties, 7.70%, 2/20/25 (USD)	350,000	291
Yuzhou Properties, 8.375%, 10/30/24 (USD)	400,000	352
Total China (Cost $2,044)		1,779
FRANCE 2.8%
Bank Loans 1.3% (3)
Altice France, FRN, 3M USD LIBOR + 4.00%, 4.705%, 8/14/26
(USD)	423,927	402
		402
Corporate Bonds 1.5%
Banijay Entertainment SASU, 5.375%, 3/1/25 (USD) (2)	510,000	472
		472
Total France (Cost $928)		874
GERMANY 0.7%
Corporate Bonds 0.7%
Consus Real Estate, 9.625%, 5/15/24 (2)	250,000	222
Total Germany (Cost $269)		222
INDIA 1.8%
Corporate Bonds 1.8%
Shriram Transport Finance, 5.10%, 7/16/23 (USD) (2)	400,000	280
TML Holdings, 5.75%, 5/7/21 (USD)	300,000	290
Total India (Cost $700)		570
INDONESIA 2.6%
Corporate Bonds 2.6%
Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)	900,000	810
Total Indonesia (Cost $904)		810

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Shares/Par	$ Value
(Cost and value in $000s)
ISRAEL 1.7%
Government Bonds 1.7%
State of Israel, 3.875%, 7/3/50 (USD)	200,000	200
State of Israel, 4.50%, 4/3/2120 (USD)	335,000	335
Total Israel (Cost $535)		535
LUXEMBOURG 1.1%
Corporate Bonds 1.1%
Altice Financing, 5.00%, 1/15/28 (USD) (2)	395,000	353
Total Luxembourg (Cost $395)		353
OMAN 0.7%
Corporate Bonds 0.7%
OmGrid Funding, 5.196%, 5/16/27 (USD)	325,000	240
Total Oman (Cost $334)		240
SERBIA 1.5%
Corporate Bonds 1.5%
United Group, 3.125%, 2/15/26 (EUR) (2)	215,000	201
United Group, 3.25%, 2/15/26 (EUR) (2)	300,000	262
Total Serbia (Cost $569)		463
SOUTH AFRICA 1.1%
Corporate Bonds 1.1%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	400,000	342
Total South Africa (Cost $397)		342
UKRAINE 0.9%
Corporate Bonds 0.9%
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD) (2)	350,000	294
Total Ukraine (Cost $333)		294
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Shares/Par	$ Value
(Cost and value in $000s)

UNITED ARAB EMIRATES 2.2%
Corporate Bonds 2.2%
Emirates Airline, 4.50%, 2/6/25 (USD)	714,270	685
Total United Arab Emirates (Cost $729)		685

UNITED KINGDOM 0.5%
Corporate Bonds 0.5%
Jerrold Finco, 4.875%, 1/15/26 (2)	140,000	149
Total United Kingdom (Cost $183)		149

UNITED STATES 62.0%
Asset-Backed Securities 7.2%
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%, 6/7/49
(2)	240,000	218
Applebee's Funding, Series 2019-1A, Class A2II, 4.723%,
6/7/49 (2)	440,000	380
Driven Brands Funding, Series 2019-1A, Class A2, 4.641%,
4/20/49 (2)	212,850	204
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (2)	292,013	281
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (2)	500,000	424
Jack In the Box Funding, Series 2019-1A, Class A23, 4.97%,
8/25/49 (2)	498,750	413
Pretium Mortgage Credit Partners I, Series 2020-NPL1, Class
A1, STEP , 2.858%, 5/27/59 (2)	491,270	346
		2,266
Bank Loans 20.7% (3)
Aldevron, FRN, 1M USD LIBOR + 4.25%, 5.70%, 10/12/26	485,000	451
Aleris International, FRN, 3M USD LIBOR + 4.75%, 5.739%,
2/27/23	596,714	530
Applied Systems, FRN, 3M USD LIBOR + 3.25%, 4.70%,
9/19/24	278,650	256

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 8.45%,
9/19/25	195,000	176
Asurion, FRN, 3M USD LIBOR + 6.50%, 7.489%, 8/4/25	500,000	456
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24	348,210	146
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%,
10/21/24	281,438	262
CCC Information Services, FRN, 3M USD LIBOR + 2.75%,
3.74%, 4/29/24	332,603	302
Chobani, FRN, 3M USD LIBOR + 3.50%, 4.50%, 10/10/23	246,814	219
Citadel Securities, FRN, 3M USD LIBOR + 2.75%, 3.739%,
2/27/26 (4)	212,854	189
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 8.00%, 8/1/23	129,350	104
CITGO Petroleum, FRN, 3M USD LIBOR + 4.50%, 5.50%,
7/29/21 (4)	446,457	413
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 4.00%,
3/20/24	247,449	211
GrafTech Finance, FRN, 3M USD LIBOR + 3.50%, 4.50%,
2/12/25 (4)	500,000	430
Keane Group Holdings, FRN, 3M USD LIBOR + 3.50%, 4.50%,
5/25/25 (4)	348,228	226
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 4.822%, 9/15/24	348,214	293
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 3/11/26 (5)	420,000	210
Solera, FRN, 3M USD LIBOR + 2.75%, 4.363%, 3/3/23	381,210	356
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 4.489%,
2/5/27	358,173	284
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.489%,
2/4/28	175,000	131
Terrier Media Buyer, FRN, 1M USD LIBOR + 4.25%, 5.70%,
12/17/26	309,225	273
Uber Technologies, FRN, 3M USD LIBOR + 3.50%, 4.489%,
7/13/23	520,767	483
WW International, FRN, 3M USD LIBOR + 4.75%, 6.72%,
11/29/24	147,457	137
		6,538

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Common Stocks 0.1%
iHeartMedia, Class A (1)	3,844	28
		28
Convertible Preferred Stocks 2.1%
Elanco Animal Health, 5.00%, 2/1/23	214	9
NextEra Energy, 4.872%, 9/1/22	5,100	255
NextEra Energy, 5.279%, 3/1/23	7,000	310
Southern, Series A, 6.75%, 8/1/22	1,856	86
		660
Corporate Bonds 17.7%
Allied Universal Holdco, 6.625%, 7/15/26 (2)	350,000	343
Arconic, 6.125%, 2/15/28 (2)	70,000	71
Cargo Aircraft Management, 4.75%, 2/1/28 (2)	485,000	449
Diamond Sports Group, 5.375%, 8/15/26 (2)	425,000	344
Edison International, 4.95%, 4/15/25	75,000	75
EnLink Midstream Partners, 4.15%, 6/1/25	350,000	170
EQM Midstream Partners, 4.75%, 7/15/23	330,000	238
EQT, 3.00%, 10/1/22	150,000	125
Hecla Mining, 7.25%, 2/15/28	520,000	458
Icahn Enterprises, 5.25%, 5/15/27	350,000	324
Marriott International, 2.30%, 1/15/22	290,000	272
NGL Energy Partners, 6.125%, 3/1/25	350,000	117
Novelis, 4.75%, 1/30/30 (2)	225,000	201
Occidental Petroleum, 2.60%, 8/13/21	700,000	560
Range Resources, 5.00%, 3/15/23	275,000	201
Teekay Offshore Partners, 8.50%, 7/15/23 (2)	325,000	287
TJX, 4.50%, 4/15/50	1,060,000	1,151
Yum! Brands, 7.75%, 4/1/25 (2)	180,000	189
		5,575
Municipal Securities 4.4%
Michigan Tobacco Settlement Finance Authority, Zero Coupon,
6/1/46	55,000	5
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Port Beaumont Navigation District, 6.00%, 1/1/25 (2)	435,000	435
Puerto Rico Commonwealth Aqueduct & Sewer Auth. , Series B,
5.35%, 7/1/27	700,000	635
Tobacco Settlement Financing, Series TXB-A-1, 6.706%, 6/1/46	350,000	303
		1,378
Non-U. S. Government Mortgage-Backed Securities 9.8%
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M USD LIBOR + 2.85%, 3.555%, 11/25/34 (2)	250,000	235
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2)	240,000	187
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2)	150,000	147
Commercial Mortgage Trust, Series 2014-CCRE19, Class E,
ARM, 4.231%, 8/10/47 (2)	340,000	240
Deephaven Residential Mortgage Trust, Series 2019-1A, Class
B1, CMO, ARM , 5.252%, 1/25/59 (2)	300,000	284
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 3.836%, 12/15/36 (2)	350,000	229
Homeward Opportunities Fund I Trust, Series 2019-2, Class B1,
CMO, ARM, 4.087%, 9/25/59 (2)	500,000	416
New Orleans Hotel Trust, Series 2019-HNLA, Class E, ARM, 1M
USD LIBOR + 2.689%, 3.393%, 4/15/32 (2)	150,000	121
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class
A1, CMO, ARM , 3.793%, 3/25/48 (2)	125,002	122
Structured Agency Credit Risk Debt Notes, Series 2019-DNA3,
Class M2, CMO, ARM, 1M USD LIBOR + 2.05%, 2.997%,
7/25/49 (2)	237,509	194
Structured Agency Credit Risk Debt Notes, Series 2020-HQA2,
Class M2, CMO, ARM, 1M USD LIBOR + 3.10%, 3.911%,
3/25/50 (2)	190,000	122
Verus Securitization Trust, Series 2019-3, Class B1, CMO, ARM,
4.043%, 7/25/59 (2)	500,000	431
Verus Securitization Trust, Series 2019-4, Class B1, CMO, ARM,
3.86%, 11/25/59 (2)	340,000	285
Verus Securitization Trust, Series 2019-INV3, Class B2, CMO,
ARM, 4.791%, 11/25/59 (2)	100,000	85
		3,098

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

			Shares/Par	$ Value
(Cost and value in $000s)
Preferred Stocks 0.0%
Altera Infrastructure, 7.25% (6)			995	14
				14
Total United States (Cost $22,481)				19,557

SHORT-TERM INVESTMENTS 6.4%
Money Market Funds 6.4%
T. Rowe Price Government Reserve Fund, 0.95% (7)(8)			2,028,579	2,028
Total Short-Term Investments (Cost $2,028)				2,028

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.0%
Description		Contracts	Notional Amount	$ Value
S&P 500 Index, Call, 4/17/20 @ $3,500.00 (1)		12	3,102	—
S&P 500 Index, Call, 12/18/20 @ $3,250.00 (1)		3	775	8
Total Exchange-Traded Options Purchased (Cost $58)				8
OTC Options Purchased 0.2%
Counterparty	Description	Contracts	Notional Amount	$ Value
Morgan	EUR Put / USD Call, 4/29/20 @ $1.15
Stanley	(USD) (1)	2	535	23
Standard	USD Call / KRW Put, 8/3/20 @
Chartered	1,173.85 (KRW) (1)	1	620	29
Total OTC Options Purchased (Cost $29)				52
Total Options Purchased (Cost $87)				60

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 95.1%
(Cost $34,112)	$30,009
Other Assets Less Liabilities 4.9%	1,540
Net Assets 100.0%	$31,549

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $10,798 and represents 34.2% of net assets.
(3)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4)	Level 3 in fair value hierarchy.
(5)	All or a portion of this loan is unsettled as of March 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(6)	Perpetual security with no stated maturity date.
(7)	Affiliated Companies
(8)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M CAD CDOR	Three month CAD CDOR (Canadian Dollar offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
ADBB	AUD bank bill
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

KRW	South Korean Won
NZD	New Zealand Dollar
OTC	Over-the-counter
RUB	Russian Ruble
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD	Taiwan Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)

SWAPS 1.8%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS 1.3%

Credit Default Swaps, Protection Bought 4.1%

United States 4.1%

Bank of America, Protection Bought (Relevant
Credit: Newell Brands, 4.10%, 4/1/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24	290	9	1	8

Barclays Bank, Protection Bought (Relevant
Credit: Realogy Group, 4.88%, 6/1/23), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	600	77	77	—

Barclays Bank, Protection Bought (Relevant
Credit: Transdigm, 6.00%, 7/15/22), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/24	575	(13)	(80)	67

BNP Paribas, Protection Bought (Relevant
Credit: Marriott International, 2.30%, 1/15/22),
Pay 1.00% Quarterly, Receive Upon credit
default, 12/20/21	300	4	5	(1)

BNP Paribas, Protection Bought (Relevant
Credit: Newell Brands, 4.10%, 4/1/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24	410	15	3	12

BNP Paribas, Protection Bought (Relevant
Credit: Societe Generale, 4.00%, 6/7/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/23 (EUR)	400	15	11	4

Citibank, Protection Bought (Relevant Credit:
DaVita, 5.00%, 5/1/25), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/24	650	(97)	(130)	33

Citibank, Protection Bought (Relevant Credit:
Targa Resources, 4.25%, 11/15/23), Pay 1.00%
Quarterly, Receive upon credit default, 12/20/24	1,000	239	(13)	252

Credit Suisse, Protection Bought (Relevant
Credit: Beazer Homes USA, 6.75%, 3/15/25),
Pay 5.00% Quarterly, Receive upon credit
default, 6/20/24	525	39	1	38

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Credit Suisse, Protection Bought (Relevant
Credit: TEGNA, 4.88%, 9/15/21), Pay 5.00%
Quarterly, Receive upon credit default, 12/20/24	575	(71)	(100)	29

Goldman Sachs, Protection Bought (Relevant
Credit: Caterpillar, 3.90%, 5/27/21), Pay 1.00%
Quarterly, Receive Upon credit default, 6/20/25	875	(25)	(14)	(11)

Goldman Sachs, Protection Bought (Relevant
Credit: CenturyLink, 7.50%, 4/1/24), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/24	550	42	35	7

Goldman Sachs, Protection Bought (Relevant
Credit: DaVita, 5.00%, 5/1/25), Pay 5.00%
Quarterly, Receive upon credit default, 12/20/24	750	(112)	(144)	32

Goldman Sachs, Protection Bought (Relevant
Credit: HCA, 7.50%, 2/15/22), Pay 5.00%
Monthly, Receive Upon credit default, 12/20/24	700	(71)	(135)	64

Goldman Sachs, Protection Bought (Relevant
Credit: iStar, 5.25%, 9/15/22), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/24	500	9	(61)	70

Goldman Sachs, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/17/59	130	36	5	31

Goldman Sachs, Protection Bought (Relevant
Credit: MGIC Investment, 5.75%, 8/15/23), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	475	(42)	(79)	37

Goldman Sachs, Protection Bought (Relevant
Credit: Newell Brands, 4.10%, 4/1/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24	180	6	1	5

Goldman Sachs, Protection Bought (Relevant
Credit: Radian Group, 4.50%, 10/01/24), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	475	(38)	(76)	38

Goldman Sachs, Protection Bought (Relevant
Credit: Springleaf Finance, 7.75%, 10/01/21),
Pay 5.00% Quarterly, Receive upon credit
default, 6/20/24	500	26	(64)	90

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S10, 40 Year
Index), Pay 3.00% Monthly, Receive Upon credit
default, 11/17/59	3,400	946	168	778

Morgan Stanley, Protection Bought (Relevant
Credit: Markit CMBX. NA. BBB-S11, 35 Year
Index), Pay 3.00% Monthly, Receive upon credit
default, 11/18/54	1,000	319	39	280

Morgan Stanley, Protection Bought (Relevant
Credit: Newell Brands, 4.10%, 4/1/23), Pay
1.00% Quarterly, Receive upon credit default,
12/20/24	80	3	1	2

Total Bilateral Credit Default Swaps, Protection Bought			(549)	1,865

Credit Default Swaps, Protection Sold (2.8)%

Egypt (0.2)%

Barclays Bank, Protection Sold (Relevant Credit:
Arab Republic of Egypt, 5.75%, 4/29/20,
$99.88*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24 (USD)	335	(62)	(28)	(34)

Total Egypt			(28)	(34)

Mexico (0.3)%

Barclays Bank, Protection Sold (Relevant Credit:
Petroleos Mexicanos, 6.63%, 6/15/35, $69.80*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD)	350	(89)	(31)	(58)

Total Mexico			(31)	(58)

Turkey (0.1)%

Citibank, Protection Sold (Relevant Credit:
Republic of Turkey, 11.88%, 1/15/30, $123.01*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD)	175	(31)	(15)	(16)

Total Turkey			(15)	(16)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

United States (2.2)%

Barclays Bank, Protection Sold (Relevant Credit:
ArcelorMittal, 2.88%, 7/06/20, 100.06 EUR*),
Receive 5.00% Quarterly, Pay Upon credit
default, 12/20/24 (EUR)	325	6	45	(39)

Barclays Bank, Protection Sold (Relevant Credit:
AT&T, 3.80%, 2/15/27, $104.37*), Receive
1.00% Quarterly, Pay Upon credit default,
6/20/25	830	(44)	(45)	1

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/09/22, $97.06*),
Receive 1.00% Monthly, Pay Upon credit default,
12/20/20	380	(1)	1	(2)

BNP Paribas, Protection Sold (Relevant Credit:
Apache, 3.25%, 4/15/22, $76.50*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	350	(88)	(8)	(80)

BNP Paribas, Protection Sold (Relevant Credit:
Hess, 3.50%, 7/15/24, $76.50*), Receive 1.00%
Quarterly, Pay Upon credit default, 12/20/24	235	(38)	(41)	3

BNP Paribas, Protection Sold (Relevant Credit:
United Airlines Holdings, 5.00%, 2/01/24,
$87.50 *), Receive 5.00% Quarterly, Pay Upon
credit default, 12/20/24	700	(77)	44	(121)

Credit Suisse, Protection Sold (Relevant Credit:
Jaguar Land Rover Automotive, 5.00%, 2/15/22,
84.75 GBP*), Receive 5.00% Quarterly, Pay
Upon credit default, 12/20/24 (EUR)	325	(66)	6	(72)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$97.06 *), Receive 1.00% Monthly, Pay Upon
credit default, 12/20/20	470	(1)	2	(3)

Goldman Sachs, Protection Sold (Relevant
Credit: Mattel, 2.35%, 8/15/21, $100.35*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	500	(82)	(51)	(31)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts))	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: Occidental Petroleum, 5.55%, 3/15/26,
$53.50 *), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24	300	(126)	(1)	(125)

Goldman Sachs, Protection Sold (Relevant
Credit: Sempra Energy, 4.75%, 3/11/21, 102.34
EUR*), Receive 1.00% Monthly, Pay Upon credit
default, 12/20/24 (EUR)	300	(6)	3	(9)

Goldman Sachs, Protection Sold (Relevant
Credit: Sempra Energy, 4.75%, 3/11/21, 102.34
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (EUR)	600	(11)	3	(14)

Goldman Sachs, Protection Sold (Relevant
Credit: Teva Pharmaceutical Finance, 3.65%,
11/10/21 , $95.00*), Receive 1.00% Quarterly,
Pay Upon credit default, 12/20/24	700	(95)	(90)	(5)

JPMorgan Chase, Protection Sold (Relevant
Credit: Banco Comercial Portugues, 4.50%,
12/07/27, 73.88 EUR*), Receive 5.00%
Quarterly, Pay Upon credit default, 12/20/24
(EUR)	575	12	51	(39)

Morgan Stanley, Protection Sold (Relevant
Credit: Mattel, 6.75%, 12/31/25, $99.63*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	265	(44)	(23)	(21)

Morgan Stanley, Protection Sold (Relevant
Credit: Williams, 4.55%, 6/24/24, $88.50*),
Receive 1.00% Quarterly, Pay Upon credit
default, 12/20/24	700	(50)	8	(58)

Total United States			(96)	(615)

Total Bilateral Credit Default Swaps, Protection Sold			(170)	(723)

Total Bilateral Swaps			(719)	1,142

* Market price at March 31, 2020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Bought 0.3%
United States 0.3%
Protection Bought (Relevant Credit: Markit
CDX. EM-S33, 5 Year Index), Pay 1.00%
Quarterly, Receive Upon credit default, 6/20/25	3,570	410	323	87
Total United States				87
Total Centrally Cleared Credit Default Swaps, Protection Bought				87

Credit Default Swaps, Protection Sold (0.1)%
United States (0.1)%
Protection Sold (Relevant Credit: Markit
CDX. NA. HY-S33, 5 Year Index), Receive 5.00%
Quarterly, Pay Upon credit default, 12/20/24	1,568	(95)	(77)	(18)
Total United States				(18)
Total Centrally Cleared Credit Default Swaps, Protection Sold				(18)

Interest Rate Swaps 0.3%
Australia 0.3%
5 Year Interest Rate Swap, Receive Fixed 0.93%
Semi-Annually, Pay Variable 0.97% (6M ADBB)
Semi-Annually, 11/21/24	2,700	29	1	28
5 Year Interest Rate Swap, Receive Fixed 0.94%
Semi-Annually, Pay Variable 0.69% (6M ADBB)
Semi-Annually, 3/19/25	7,900	84	—	84
Total Australia				112

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

Canada 0.3%

10 Year Interest Rate Swap, Pay Fixed 1.28%
Semi-Annually, Receive Variable 1.69% (3M CAD
CDOR) Semi-Annually, 3/5/30	5,000	(50)	1	(51)

2 Year Interest Rate Swap, Receive Fixed 1.13%
Semi-Annually, Pay Variable 1.69% (3M CAD
CDOR) Semi-Annually, 3/5/22	27,500	141	—	141

Total Canada				90

Czech Republic 0.3%

5 Year Interest Rate Swap, Receive Fixed 1.13%
Annually, Pay Variable 2.31% (6M CZK PRIBOR)
Semi-Annually, 3/18/25	159,000	87	—	87

Total Czech Republic				87

United States (0.6)%

10 Year Interest Rate Swap, Pay Fixed 0.84%
Semi-Annually, Receive Variable 1.05% (3M USD
LIBOR) Quarterly, 3/19/30	3,300	(39)	1	(40)

10 Year Interest Rate Swap, Pay Fixed 1.68%
Semi-Annually, Receive Variable 1.83% (3M USD
LIBOR) Quarterly, 10/18/29	2,100	(198)	—	(198)

2 Year Interest Rate Swap, Receive Fixed 0.46%
Semi-Annually, Pay Variable 0.77% (3M USD
LIBOR) Quarterly, 3/13/22	11,850	13	—	13

2 Year Interest Rate Swap, Receive Fixed 0.50%
Semi-Annually, Pay Variable 1.05% (3M USD
LIBOR) Quarterly, 3/19/22	17,600	23	—	23

30 Year Interest Rate Swap, Pay Fixed 0.85%
Semi-Annually, Receive Variable 1.38% (3M USD
LIBOR) Quarterly, 4/1/50	675	6	—	6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed 0.88%
Semi-Annually, Receive Variable 1.45% (3M USD
LIBOR) Quarterly, 4/2/50	387	(1)	—	(1)
Total United States				(197)
Total Centrally Cleared Interest Rate Swaps				92

Total Centrally Cleared Swaps				161
Net payments (receipts) of variation margin to date				(113)

Variation margin receivable (payable) on centrally cleared
swaps				$48
** Includes interest purchased or sold but not yet collected of less than $1.

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	4/9/20	TWD	1,469USD	49$	—
Bank of America	4/17/20	RUB	16,125USD	260	(55)
Bank of America	4/17/20	USD	478RUB	31,480	77
Bank of America	4/24/20	JPY	19,577USD	179	3
Bank of America	4/24/20	USD	188AUD	272	21
Barclays Bank	4/9/20	IDR	4,773,000USD	336	(44)
Barclays Bank	4/9/20	INR	23,000USD	319	(15)
Barclays Bank	4/9/20	USD	675TWD	20,400	(1)
Barclays Bank	6/5/20	CLP	132,296USD	164	(9)
BNP Paribas	4/17/20	RUB	9,980USD	162	(35)
BNP Paribas	6/5/20	CLP	131,638USD	163	(9)
BNP Paribas	6/5/20	USD	230CLP	185,570	12
Citibank	4/24/20	CHF	323USD	336	—
Citibank	4/24/20	JPY	15,600USD	143	3
Citibank	4/24/20	USD	151AUD	218	17
Citibank	4/24/20	USD	341CAD	445	24
Citibank	5/22/20	EUR	95USD	108	(3)
Credit Suisse	4/24/20	USD	329CHF	323	(7)
Deutsche Bank	4/24/20	JPY	36,500USD	355	(15)
Deutsche Bank	6/2/20	USD	474BRL	2,305	32
Goldman Sachs	4/9/20	IDR	3,407,616USD	208	1
Goldman Sachs	4/9/20	TWD	20,400USD	688	(12)
Goldman Sachs	4/9/20	USD	515NZD	820	26
Goldman Sachs	4/24/20	JPY	19,570USD	179	3
Goldman Sachs	7/10/20	USD	221IDR	3,696,217	(2)
HSBC Bank	4/9/20	TWD	17,948USD	593	1
HSBC Bank	4/9/20	USD	846IDR	11,733,000	128
HSBC Bank	4/24/20	USD	169AUD	244	19
HSBC Bank	5/22/20	EUR	74USD	82	(1)
HSBC Bank	7/10/20	USD	602TWD	17,948	—
JPMorgan Chase	4/9/20	NZD	51USD	31	(1)
JPMorgan Chase	4/9/20	RUB	23,250USD	299	(3)
JPMorgan Chase	4/9/20	TWD	1,583USD	53	—
JPMorgan Chase	4/9/20	USD	306RUB	23,250	10
JPMorgan Chase	4/16/20	CZK	673USD	27	—
JPMorgan Chase	4/16/20	CZK	2,641USD	106	—
JPMorgan Chase	4/16/20	USD	129CZK	3,314	(4)
JPMorgan Chase	4/17/20	RUB	5,375USD	86	(17)
JPMorgan Chase	4/24/20	AUD	229USD	137	4
JPMorgan Chase	4/24/20	AUD	137USD	86	(2)
JPMorgan Chase	4/24/20	JPY	1,860USD	17	—
JPMorgan Chase	4/24/20	USD	63AUD	96	4
JPMorgan Chase	4/24/20	USD	72AUD	122	(3)
JPMorgan Chase	4/24/20	USD	88CAD	123	—
JPMorgan Chase	4/24/20	USD	66JPY	6,970	1
JPMorgan Chase	4/28/20	EGP	5,460USD	332	10
JPMorgan Chase	4/28/20	USD	44EGP	715	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
JPMorgan Chase	5/22/20	EUR	86USD	96$	(1)
JPMorgan Chase	5/22/20	USD	108EUR	97	1
JPMorgan Chase	5/22/20	USD	9EUR	9	—
JPMorgan Chase	6/5/20	CLP	132,566USD	164	(9)
JPMorgan Chase	7/17/20	USD	73CZK	1,799	—
JPMorgan Chase	7/17/20	USD	18CZK	458	—
Morgan Stanley	4/24/20	JPY	17,734USD	162	3
Morgan Stanley	4/24/20	USD	171CAD	225	11
Standard Chartered	4/9/20	USD	693TWD	21,000	(3)
Standard Chartered	4/24/20	USD	326JPY	36,255	(11)
State Street	5/22/20	USD	958EUR	878	(12)
State Street	5/22/20	USD	183GBP	140	9
UBS Investment Bank	4/24/20	USD	188AUD	323	(10)
Net unrealized gain (loss) on open forward
currency exchange contracts					$135

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

FUTURES CONTRACTS
($000 s)
				Value and
	Expiration	Notional		Unrealized Gain
	Date	Amount		(Loss)
Short, 8 S&P 500 E-Mini Index contracts	6/20	(1,028	) $	(32)
Long, 65 U. S. Treasury Notes two year contracts	6/20	14,325		220
Net payments (receipts) of variation margin to date				(170)

Variation margin receivable (payable) on open futures contracts				$18

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$3	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$1,346	¤	¤$	2,028	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,028.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DYNAMIC CREDIT FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE DYNAMIC CREDIT FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors,

T. ROWE PRICE DYNAMIC CREDIT FUND

which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	20,113$	— $	20,113
Bank Loans		—	5,682	1,258	6,940
Common Stocks		171	23	—	194
Convertible Preferred Stocks		—	660	—	660
Preferred Stocks		14	—	—	14
Short-Term Investments		2,028	—	—	2,028
Options Purchased		—	60	—	60
Total Securities		2,213	26,538	1,258	30,009
Swaps		—	1,851	—	1,851
Forward Currency Exchange Contracts		—	420	—	420
Futures Contracts		18	—	—	18
Total		$2,231$	28,809$	1,258$	32,298
Liabilities
Swaps	$	— $	1,380$	— $	1,380
Forward Currency Exchange Contracts		—	285	—	285
Total	$	— $	1,665$	— $	1,665

1 Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(236,000) for the period ended March 31, 2020.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security.

($000 s)	Beginning	Gain (Loss)			Transfers	Ending
	Balance	During	Total		Into	Balance
	1/1/20	Period	Purchases	Total Sales	Level 3	3/31/20
Investment in Securities
Bank Loans	$–	$(235)	$714	$(3)	$782	$1,258

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund's Level 3 assets, by class of financial instrument. Because the Valuation

T. ROWE PRICE DYNAMIC CREDIT FUND

Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair value, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in	Market	Valuation	Significant	Value or	Weighted	Impact to
Securities	Value (000s)	Technique(s) +	Unobservable	Range of	Average of	Valuation from
			Input(s)	Input(s)	Input(s) *	an Increase in
Input**

Bank Loans	$1,258	Recent	-#	-#	-#	-#
comparable
transaction price(s)

		Pricing service	-#	-#	-#	-#

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

* Unobservable inputs were weighted by the relative fair value of the instruments.

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the
Corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.